Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Cash at bank and in hand	199	553	1,285

Schedule of credit risk exposure

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
A+	11	(8)	171
A	-	-	-
A-	-	2	2
AA-	188	559	1,112
Total	199	553	1,285